Income Tax Expense (Details) - Schedule of reconciliation of statutory income tax rate to the effective income tax rate	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Reconciliation Of Statutory Income Tax Rate To The Effective Income Tax Rate Abstract
PRC statutory income tax rate	25.00%	25.00%
Effect of tax-free income	(0.18%)	(7.34%)
Effect of non-deductible share option expense	0.76%	1.64%
Effect of zero tax rate in foreign countries	0.27%	0.19%
Effect of differential tax rates for non-PRC entities	(0.53%)	(0.14%)
Effect of non-deductible expenses	0.34%	0.28%
Changes in valuation allowance	(0.61%)	0.66%
Others	(0.25%)	0.36%
Effective income tax rate	24.80%	20.65%